HYPERINFLATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Hyperinflation [Abstract]
Level of price index	283.44	184.2
Price index movements		53.85
Description of identity of price index	Monetary assets and liabilities are not restated because they are already expressed in terms of the monetary unit current as at December 31, 2019. Non-monetary assets, liabilities, equity, and expenses (items that are not already expressed in terms of the monetary unit as at December 31, 2019) are restated by applying the index at the end of the reporting period. The effect of inflation on the Argentine subsidiary's net monetary position is included in the consolidated statements of loss as a gain on net monetary position.
Gains on net monetary position	$ 2,087,881	$ 924,340